Income Taxes - Schedule of Taxes Payable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 7,659,524	$ 6,432,962
VAT	917,921	957,063
Total	$ 8,577,445	$ 7,390,025